Employee benefits liabilities - weighted average assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	4.30%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	4.40%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	3.40%	4.40%
Future salary increase rate	1.50%	1.50%
Weighted average ultimate healthcare cost trend rate	4.40%	4.40%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	3.80%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	3.80%
Future salary increase rate	1.00%	1.00%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
Japan | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.80%
Future salary increase rate	2.70%	3.00%